Cash and Restricted Deposits (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 368	$ 453
Credit cards [Member]
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 21
Credit cards [Member] | Maximum [Member]
Cash and Restricted Deposits (Textual)
Annual interest rate	0.01%
Credit cards [Member] | Minimum [Member]
Cash and Restricted Deposits (Textual)
Annual interest rate	0.05%
Lease [Member]
Cash and Restricted Deposits (Textual)
Restricted deposits	$ 347
Annual interest rate	0.01%